BENEFIT PLAN (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
BENEFIT PLAN [Abstract]
Contribution to benefit plan	$ 68,000	$ 54,000	$ 117,000	$ 106,000	$ 239,000	$ 154,000